EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,284	$2,866
Manhattan West, New York	Property holding company	United States	56%	56%	1,439	1,214
Grace Building, New York	Property holding company	United States	50%	50%	585	585
One Liberty Plaza, New York(2)	Property holding company	United States	51%	—%	408	—
Southern Cross East, Melbourne(3)	Property holding company	Australia	50%	50%	407	346
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")(4)	Holding company	Brazil	46%	46%	339	—
E&Y Complex, Sydney	Property holding company	Australia	50%	50%	311	263
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	310	327
Brookfield Fairfield U.S. Multifamily Value Add Fund II ("VAMF II")	Property holding company	United States	37%	37%	291	296
Principal Place - Commercial, London(5)	Property holding company	United Kingdom	50%	—%	230	—
Potsdamer Platz, Berlin	Holding company	Germany	25%	25%	205	161
One New York Plaza, New York	Property holding company	United States	15%	15%	120	116
Republic Plaza, Denver	Property holding company	United States	50%	50%	119	128
75 State Street, Boston	Property holding company	United States	26%	26%	94	90
245 Park Avenue, New York(6)	Property holding company	United States	—%	51%	—	706
Other	Various	Various	12%-90%	13%-83%	1,425	1,055
					9,567	8,153
Associates
GGP Inc. (“GGP”)(7)	Real estate investment trust	United States	34%	29%	8,844	7,453
China Xintiandi (“CXTD”)(8)	Property holding company	China	22%	22%	499	446
Diplomat Resort and Spa (“Diplomat”)	Property holding company	United States	90%	90%	339	355
Brookfield Premier Real Estate Partners Pooling LLC (“BPREP”)	Property holding company	United States	10%	19%	122	113
Other	Various	Various	23% - 31%	23% - 49%	390	324
					10,194	8,691
Total					$19,761	$16,844

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
The partnership sold 49% of its interest in One Liberty Plaza during the fourth quarter of 2017. As a result of the transaction, the partnership retained joint control and will recognize its interest as an equity accounted investment.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(4)
In the second quarter of 2017, the partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment.

(5)
The partnership sold 50% of its interest in Principal Place - Commercial during the first quarter of 2017. As a result of the transaction, the partnership retained joint control and will recognize its interest as an equity accounted investment.

(6)	The partnership sold its interest in 245 Park Avenue in Manhattan, New York during the second quarter of 2017.

(7)
In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. Of these warrants, 16 million were exercised on a cashless basis and the remaining 43 million warrants on a full share settlement basis. The exercise resulted in the partnership’s acquisition of an additional 68 million common shares of GGP, increasing its ownership from 29% to 34%.

(8)	The partnership’s interest in CXTD is held through BSREP CXTD Holdings L.P. in which it has an approximate 31% interest. Refer to Note 6, Investments in Subsidiaries for additional information.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2017 and 2016:

	Dec. 31, 2017
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$844	$13,092	$703	$6,759	$6,474
Manhattan West	74	4,248	816	941	2,565
Grace Building	35	2,042	12	891	1,174
One Liberty Plaza	129	1,527	17	839	800
Southern Cross East	94	732	11	—	815
Brazil Retail	42	982	10	65	949
EY Centre	29	611	18	—	622
D.C. Fund	41	1,351	348	436	608
VAMF II	111	1,813	295	851	778
Principal Place - Commercial	7	941	45	444	459
Potsdamer Platz	60	1,835	54	1,021	820
One New York Plaza	69	1,480	—	748	801
Republic Plaza	28	495	20	265	238
75 State Street	16	662	8	309	361
Other	707	5,357	736	2,080	3,248
	2,286	37,168	3,093	15,649	20,712
Associates
GGP	1,029	37,841	947	13,062	24,861
CXTD	173	3,678	138	1,476	2,237
Diplomat	24	777	23	400	378
BPREP	18	1,670	14	456	1,218
Other	149	2,042	231	870	1,090
	1,393	46,008	1,353	16,264	29,784
Total	$3,679	$83,176	$4,446	$31,913	$50,496

	Dec. 31, 2016
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$776	$11,685	$461	$6,268	$5,732
Manhattan West	244	3,374	733	718	2,167
245 Park Avenue	47	2,153	816	—	1,384
Grace Building	30	2,043	9	891	1,173
VAMF II	59	1,942	87	1,125	789
One New York Plaza	36	1,480	8	734	774
Southern Cross East	34	659	—	—	693
Potsdamer Platz	51	1,463	29	841	644
D.C. Fund	40	1,378	35	743	640
EY Centre	22	521	17	—	526
75 State Street	13	648	5	309	347
Republic Plaza	36	510	21	270	255
Other	677	3,567	514	1,028	2,702
	2,065	31,423	2,735	12,927	17,826
Associates
GGP	1,547	38,460	2,540	12,656	24,811
CXTD	41	3,449	276	1,299	1,915
Diplomat	26	760	385	5	396
BPREP	8	602	3	—	607
Other	97	1,784	174	841	866
	1,719	45,055	3,378	14,801	28,595
Total	$3,784	$76,478	$6,113	$27,728	$46,421
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2017, 2016 and 2015 is set out below:

	Year ended Dec. 31, 2017
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$581	$370	$(49)	$21	$—	$183	$5	$91	$—
Manhattan West	81	70	308	—	—	319	—	179	1
Grace Building	120	80	(23)	—	—	17	—	9	7
One Liberty Plaza	3	2	103	—	—	104	(7)	53	—
Southern Cross East	46	7	21	—	—	60	—	30	—
Brazil Retail	48	29	31	—	—	50	—	23	11
EY Centre	34	9	17	—	—	42	—	21	—
D.C. Fund	129	76	(54)	—	—	(1)	—	(1)	23
VAMF II	154	116	117	4	—	159	—	59	—
Principal Place - Commercial	28	61	132	—	—	99	—	49	—
Potsdamer Platz	96	95	108	—	—	109	—	27	—
One New York Plaza	121	78	(4)	—	—	39	7	6	1
Republic Plaza	46	30	(33)	—	—	(17)	—	(9)	—
75 State Street	49	30	6	—	—	25	—	6	2
245 Park Avenue	54	31	(24)	—	—	(1)	—	—	10
Other	259	111	148	—	—	296	16	153	38
	1,849	1,195	804	25	—	1,483	21	696	93
Associates
GGP(2)(3)	2,405	1,207	(2,307)	518	—	(591)	12	179	240
CXTD	128	145	121	—	—	104	—	23	—
Diplomat	151	166	—	—	—	(15)	43	(14)	6
BPREP	40	27	31	71	—	115	—	12	3
Other	253	183	147	—	—	217	61	65	27
	2,977	1,728	(2,008)	589	—	(170)	116	265	276
Total	$4,826	$2,923	$(1,204)	$614	$—	$1,313	$137	$961	$369

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends

(3)
As a result of the partnership’s exercise of GGP warrants, the additional shares that were acquired by the partnership were acquired at a discount to the net fair value of the proportionate interest in the underlying assets acquired and liabilities assumed. The partnership recognized a $442 million gain within the partnership’s share of net income.

	Year ended Dec. 31, 2016
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$646	$284	$(351)	$8	$—	$19	$(4)	$10	$—
Manhattan West	78	51	161	—	—	188	—	105	57
245 Park Avenue	163	95	(146)	—	—	(78)	—	(39)	37
Grace Building	117	79	(24)	—	—	14	—	7	11
VAMF II	430	310	123	—	—	243	—	96	—
Southern Cross East	42	11	3	—	—	34	—	17	—
Potsdamer Platz	49	27	32	—	—	54	—	12	—
D.C. Fund	121	71	(9)	—	—	41	—	21	17
EY Centre	34	8	103	—	—	129	5	65	—
Republic Plaza	46	30	(5)	—	—	11	—	6	—
One New York Plaza	11	8	57	—	—	60	—	9	—
75 State Street	47	30	26	—	—	43	—	17	—
Other	384	196	120	—	—	308	(2)	137	124
	2,168	1,200	90	8	—	1,066	(1)	463	246
Associates
GGP(2)	2,427	1,371	177	502	—	1,735	4	476	266
CXTD	114	122	195	—	—	187	—	41	—
Diplomat	139	140	—	—	—	(1)	35	(2)	—
BPREP	—	3	56	—	—	53	—	10	12
Other	520	489	104	—	—	135	—	31	—
	3,200	2,125	532	502	—	2,109	39	556	278
Total	$5,368	$3,325	$622	$510	$—	$3,175	$38	$1,019	$524

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends

	Year ended December 31, 2015
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$606	$451	$726	$44	$—	$925	$(102)	$463	$—
Manhattan West	12	6	15	—	—	21	—	12	—
245 Park Avenue	157	92	127	—	—	192	—	98	21
Grace Building	120	81	102	—	—	141	—	70	18
VAMF II	83	63	154	—	—	174	—	65	—
Southern Cross East	1	—	—	—	—	1	—	1	—
Potsdamer Platz	—	—	(4)	—	—	(4)	—	(2)	—
D.C. Fund	75	43	6	—	—	38	—	19	5
EY Centre	35	8	30	—	—	57	—	29	—
Republic Plaza	45	29	—	—	—	16	—	8	—
75 State Street	28	18	17	—	—	27	—	14	—
Other	365	247	301	—	—	419	4	199	30
	1,527	1,038	1,474	44	—	2,007	(98)	976	74
Associates
GGP(2)	2,506	1,454	528	359	(40)	1,899	(12)	526	186
CXTD	170	159	957	—	—	968	2	46	—
Rouse	370	108	(196)	—	—	66	—	(12)	14
Diplomat	148	132	(18)	—	—	(2)	121	(9)	—
Other	318	275	122	—	—	165	36	64	2
	3,512	2,128	1,393	359	(40)	3,096	147	615	202
Total	$5,039	$3,166	$2,867	$403	$(40)	$5,103	$49	$1,591	$276

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends
INVESTMENTS IN JOINT OPERATIONS
The partnership’s interests in the following properties are subject to joint control and, accordingly, the partnership has recorded its share of the assets, liabilities, revenues, and expenses of the properties in these consolidated financial statements:

		Place of incorporation and principal place of business	Ownership(1)
Name of property	Principal activity		Dec. 31, 2017	Dec. 31, 2016
Brookfield Place - Retail & Parking	Property	Toronto	56%	56%
Brookfield Place III	Development property	Toronto	54%	54%
Exchange Tower	Property	Toronto	50%	50%
First Canadian Place(2)	Property	Toronto	25%	25%
2 Queen Street East	Property	Toronto	25%	25%
Bankers Hall	Property	Calgary	50%	50%
Bankers Court	Property	Calgary	50%	50%
Bankers West Parkade	Development property	Calgary	50%	50%
Suncor Energy Centre	Property	Calgary	50%	50%
Fifth Avenue Place	Property	Calgary	50%	50%
Place de Ville I	Property	Ottawa	25%	25%
Place de Ville II	Property	Ottawa	25%	25%
Jean Edmonds Towers	Property	Ottawa	25%	25%
300 Queen Street	Development property	Ottawa	25%	25%
52 Goulburn Street(3)	Property	Sydney	50%	50%
235 St Georges Terrace(3)	Property	Perth	50%	50%
108 St Georges Terrace(3)	Property	Perth	50%	50%
Southern Cross West(3)	Property	Melbourne	50%	50%
Shopping Patio Paulista(4)	Property	São Paulo	—%	60%
Shopping Patio Paulista - Expansion(4)	Development property	São Paulo	—%	44%
Shopping Patio Higienópolis	Property	São Paulo	25%	25%
Shopping Patio Higienópolis - Expansion	Development property	São Paulo	32%	32%
Shopping Patio Higienópolis - Co-Invest	Property	São Paulo	5%	5%
Shopping Patio Higienópolis Expansion - Co-Invest	Development property	São Paulo	6%	6%
Brookfield Brazil Higienópolis(4)	Property	São Paulo	—%	20%
Brookfield Brazil Higienópolis - Expansion(4)	Development property	São Paulo	—%	12%
Shopping Raposo(4)	Property	São Paulo	—%	60%
West Shopping(4)	Property	São Paulo	—%	45%
G2-Infospace Gurgaon	Property	NCR-Delhi Region	72%	72%

(1)	Represents ownership in these properties before non-controlling interests in subsidiaries that hold these ownership interests.

(2)
First Canadian Place in Toronto is subject to a ground lease with respect to 50% of the land on which the property is situated. At the expiry of the ground lease, the other land owner will have the option to acquire, for a nominal amount, an undivided 50% beneficial interest in the property.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible by the partnership at any time into a direct equity interest in the entities that have a direct co-ownership interest in the underlying assets.

(4)
In the second quarter of 2017, the partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment.

Disclosure of associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2017 and 2016:

	Dec. 31, 2017
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$844	$13,092	$703	$6,759	$6,474
Manhattan West	74	4,248	816	941	2,565
Grace Building	35	2,042	12	891	1,174
One Liberty Plaza	129	1,527	17	839	800
Southern Cross East	94	732	11	—	815
Brazil Retail	42	982	10	65	949
EY Centre	29	611	18	—	622
D.C. Fund	41	1,351	348	436	608
VAMF II	111	1,813	295	851	778
Principal Place - Commercial	7	941	45	444	459
Potsdamer Platz	60	1,835	54	1,021	820
One New York Plaza	69	1,480	—	748	801
Republic Plaza	28	495	20	265	238
75 State Street	16	662	8	309	361
Other	707	5,357	736	2,080	3,248
	2,286	37,168	3,093	15,649	20,712
Associates
GGP	1,029	37,841	947	13,062	24,861
CXTD	173	3,678	138	1,476	2,237
Diplomat	24	777	23	400	378
BPREP	18	1,670	14	456	1,218
Other	149	2,042	231	870	1,090
	1,393	46,008	1,353	16,264	29,784
Total	$3,679	$83,176	$4,446	$31,913	$50,496

	Dec. 31, 2016
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$776	$11,685	$461	$6,268	$5,732
Manhattan West	244	3,374	733	718	2,167
245 Park Avenue	47	2,153	816	—	1,384
Grace Building	30	2,043	9	891	1,173
VAMF II	59	1,942	87	1,125	789
One New York Plaza	36	1,480	8	734	774
Southern Cross East	34	659	—	—	693
Potsdamer Platz	51	1,463	29	841	644
D.C. Fund	40	1,378	35	743	640
EY Centre	22	521	17	—	526
75 State Street	13	648	5	309	347
Republic Plaza	36	510	21	270	255
Other	677	3,567	514	1,028	2,702
	2,065	31,423	2,735	12,927	17,826
Associates
GGP	1,547	38,460	2,540	12,656	24,811
CXTD	41	3,449	276	1,299	1,915
Diplomat	26	760	385	5	396
BPREP	8	602	3	—	607
Other	97	1,784	174	841	866
	1,719	45,055	3,378	14,801	28,595
Total	$3,784	$76,478	$6,113	$27,728	$46,421
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2017, 2016 and 2015 is set out below:

	Year ended Dec. 31, 2017
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$581	$370	$(49)	$21	$—	$183	$5	$91	$—
Manhattan West	81	70	308	—	—	319	—	179	1
Grace Building	120	80	(23)	—	—	17	—	9	7
One Liberty Plaza	3	2	103	—	—	104	(7)	53	—
Southern Cross East	46	7	21	—	—	60	—	30	—
Brazil Retail	48	29	31	—	—	50	—	23	11
EY Centre	34	9	17	—	—	42	—	21	—
D.C. Fund	129	76	(54)	—	—	(1)	—	(1)	23
VAMF II	154	116	117	4	—	159	—	59	—
Principal Place - Commercial	28	61	132	—	—	99	—	49	—
Potsdamer Platz	96	95	108	—	—	109	—	27	—
One New York Plaza	121	78	(4)	—	—	39	7	6	1
Republic Plaza	46	30	(33)	—	—	(17)	—	(9)	—
75 State Street	49	30	6	—	—	25	—	6	2
245 Park Avenue	54	31	(24)	—	—	(1)	—	—	10
Other	259	111	148	—	—	296	16	153	38
	1,849	1,195	804	25	—	1,483	21	696	93
Associates
GGP(2)(3)	2,405	1,207	(2,307)	518	—	(591)	12	179	240
CXTD	128	145	121	—	—	104	—	23	—
Diplomat	151	166	—	—	—	(15)	43	(14)	6
BPREP	40	27	31	71	—	115	—	12	3
Other	253	183	147	—	—	217	61	65	27
	2,977	1,728	(2,008)	589	—	(170)	116	265	276
Total	$4,826	$2,923	$(1,204)	$614	$—	$1,313	$137	$961	$369

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends

(3)
As a result of the partnership’s exercise of GGP warrants, the additional shares that were acquired by the partnership were acquired at a discount to the net fair value of the proportionate interest in the underlying assets acquired and liabilities assumed. The partnership recognized a $442 million gain within the partnership’s share of net income.

	Year ended Dec. 31, 2016
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$646	$284	$(351)	$8	$—	$19	$(4)	$10	$—
Manhattan West	78	51	161	—	—	188	—	105	57
245 Park Avenue	163	95	(146)	—	—	(78)	—	(39)	37
Grace Building	117	79	(24)	—	—	14	—	7	11
VAMF II	430	310	123	—	—	243	—	96	—
Southern Cross East	42	11	3	—	—	34	—	17	—
Potsdamer Platz	49	27	32	—	—	54	—	12	—
D.C. Fund	121	71	(9)	—	—	41	—	21	17
EY Centre	34	8	103	—	—	129	5	65	—
Republic Plaza	46	30	(5)	—	—	11	—	6	—
One New York Plaza	11	8	57	—	—	60	—	9	—
75 State Street	47	30	26	—	—	43	—	17	—
Other	384	196	120	—	—	308	(2)	137	124
	2,168	1,200	90	8	—	1,066	(1)	463	246
Associates
GGP(2)	2,427	1,371	177	502	—	1,735	4	476	266
CXTD	114	122	195	—	—	187	—	41	—
Diplomat	139	140	—	—	—	(1)	35	(2)	—
BPREP	—	3	56	—	—	53	—	10	12
Other	520	489	104	—	—	135	—	31	—
	3,200	2,125	532	502	—	2,109	39	556	278
Total	$5,368	$3,325	$622	$510	$—	$3,175	$38	$1,019	$524

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends

	Year ended December 31, 2015
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Discon-tinued operations	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$606	$451	$726	$44	$—	$925	$(102)	$463	$—
Manhattan West	12	6	15	—	—	21	—	12	—
245 Park Avenue	157	92	127	—	—	192	—	98	21
Grace Building	120	81	102	—	—	141	—	70	18
VAMF II	83	63	154	—	—	174	—	65	—
Southern Cross East	1	—	—	—	—	1	—	1	—
Potsdamer Platz	—	—	(4)	—	—	(4)	—	(2)	—
D.C. Fund	75	43	6	—	—	38	—	19	5
EY Centre	35	8	30	—	—	57	—	29	—
Republic Plaza	45	29	—	—	—	16	—	8	—
75 State Street	28	18	17	—	—	27	—	14	—
Other	365	247	301	—	—	419	4	199	30
	1,527	1,038	1,474	44	—	2,007	(98)	976	74
Associates
GGP(2)	2,506	1,454	528	359	(40)	1,899	(12)	526	186
CXTD	170	159	957	—	—	968	2	46	—
Rouse	370	108	(196)	—	—	66	—	(12)	14
Diplomat	148	132	(18)	—	—	(2)	121	(9)	—
Other	318	275	122	—	—	165	36	64	2
	3,512	2,128	1,393	359	(40)	3,096	147	615	202
Total	$5,039	$3,166	$2,867	$403	$(40)	$5,103	$49	$1,591	$276

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates

(2)	Net income presented before allocation to non-controlling interests and preferred dividends
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,284	$2,866
Manhattan West, New York	Property holding company	United States	56%	56%	1,439	1,214
Grace Building, New York	Property holding company	United States	50%	50%	585	585
One Liberty Plaza, New York(2)	Property holding company	United States	51%	—%	408	—
Southern Cross East, Melbourne(3)	Property holding company	Australia	50%	50%	407	346
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")(4)	Holding company	Brazil	46%	46%	339	—
E&Y Complex, Sydney	Property holding company	Australia	50%	50%	311	263
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	310	327
Brookfield Fairfield U.S. Multifamily Value Add Fund II ("VAMF II")	Property holding company	United States	37%	37%	291	296
Principal Place - Commercial, London(5)	Property holding company	United Kingdom	50%	—%	230	—
Potsdamer Platz, Berlin	Holding company	Germany	25%	25%	205	161
One New York Plaza, New York	Property holding company	United States	15%	15%	120	116
Republic Plaza, Denver	Property holding company	United States	50%	50%	119	128
75 State Street, Boston	Property holding company	United States	26%	26%	94	90
245 Park Avenue, New York(6)	Property holding company	United States	—%	51%	—	706
Other	Various	Various	12%-90%	13%-83%	1,425	1,055
					9,567	8,153
Associates
GGP Inc. (“GGP”)(7)	Real estate investment trust	United States	34%	29%	8,844	7,453
China Xintiandi (“CXTD”)(8)	Property holding company	China	22%	22%	499	446
Diplomat Resort and Spa (“Diplomat”)	Property holding company	United States	90%	90%	339	355
Brookfield Premier Real Estate Partners Pooling LLC (“BPREP”)	Property holding company	United States	10%	19%	122	113
Other	Various	Various	23% - 31%	23% - 49%	390	324
					10,194	8,691
Total					$19,761	$16,844

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)
The partnership sold 49% of its interest in One Liberty Plaza during the fourth quarter of 2017. As a result of the transaction, the partnership retained joint control and will recognize its interest as an equity accounted investment.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(4)
In the second quarter of 2017, the partnership entered into an amended management agreement with its co-investors in Brazil Retail resulting in the loss of control over the venture. Subsequent to entering into this agreement, the partnership will recognize its interest in Brazil Retail as an equity accounted investment.

(5)
The partnership sold 50% of its interest in Principal Place - Commercial during the first quarter of 2017. As a result of the transaction, the partnership retained joint control and will recognize its interest as an equity accounted investment.

(6)	The partnership sold its interest in 245 Park Avenue in Manhattan, New York during the second quarter of 2017.

(7)
In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. Of these warrants, 16 million were exercised on a cashless basis and the remaining 43 million warrants on a full share settlement basis. The exercise resulted in the partnership’s acquisition of an additional 68 million common shares of GGP, increasing its ownership from 29% to 34%.

(8)	The partnership’s interest in CXTD is held through BSREP CXTD Holdings L.P. in which it has an approximate 31% interest. Refer to Note 6, Investments in Subsidiaries for additional information.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2017 and 2016:

(US$ Millions) Years ended Dec. 31,	2017	2016
Equity accounted investments, beginning of year	$16,844	$17,638
Additions	1,372	715
Disposals and return of capital distributions	(281)	(1,180)
Share of net earnings from equity accounted investments(1)	961	1,019
Distributions received	(369)	(524)
Foreign currency translation	430	(646)
Reclassification to assets held for sale(2)	(712)	(340)
Exercise of warrants(1)	1,448	—
Other comprehensive income and other	68	162
Equity accounted investments, end of year	$19,761	$16,844

(1)
During the fourth quarter of 2017, in the Core Retail segment, the partnership exercised all of its outstanding warrants of GGP. Of these warrants, 16 million were exercised on a cashless basis and the remaining 43 million warrants on a full share settlement basis for approximately $462 million. The exercise resulted in the partnership’s acquisition of an additional 68 million common shares of GGP, increasing its ownership from 29% to 34%. The partnership determined its share of the net fair value of the incremental interests acquired in GGP’s identifiable assets and liabilities. The excess of its share of this net fair value over the cost of the investment of $442 million represents a gain that is included in share of net earnings from equity accounted investments.

(2) The partnership’s interest in 245 Park Avenue in Midtown New York was reclassified to assets held for sale in the first quarter of 2017 and sold in the second quarter of 2017. The partnership reclassified a portfolio of industrial assets and a portfolio of hospitality properties in Germany to assets held for sale in the second quarter of 2016 and sold in the third quarter of 2016.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2017			Dec. 31, 2016
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.5%	5.3%	11	6.3%	5.3%	11
Australia	Discounted cash flow	7.0%	5.8%	10	7.1%	6.0%	10
Europe	Discounted cash flow	4.8%	4.8%	10	5.1%	4.8%	10
Core Retail
United States	Discounted cash flow	7.0%	5.6%	10	7.4%	5.9%	10
Opportunistic Office	Discounted cash flow	6.6%	5.7%	10	9.0%	7.8%	5
Opportunistic Retail	Discounted cash flow	11.5%	7.2%	11	11.0%	9.0%	10
Industrial	Discounted cash flow	6.4%	5.8%	10	6.9%	6.1%	10
Multifamily(1)	Direct capitalization	5.1%	n/a	n/a	5.1%	n/a	n/a

(1)
The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.